RELATED PARTY TRANSACTIONS	3 Months Ended
Mar. 31, 2014
RELATED PARTY TRANSACTIONS [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 3 - RELATED PARTY TRANSACTIONS

As of March 31, 2014, the amount due to Silver Falcon was $324,472, the amount due to Diamond Creek Mill, Inc., a wholly-owned subsidiary of Silver Falcon, was $2,550, the amount due to Pierre Quilliam was $417, the amount due from Palmirs, Inc., a wholly-owned subsidiary of Silver Falcon, was $1,700, and the amount due to Bisell Investments, LLC was $200,145.  The amounts are non-interest bearing, unsecured demand loans.

Silver Falcon is obligated to pay Goldland $83,333 per month as rent under a mining lease.  Instead of paying the rent in cash, Silver Falcon has, since January 1, 2012, issued shares of its common stock to pay compensation expenses of our officers and independent contractors.

In connection with the Equipment Acquisition (see Note 8), we issued 17,000,000 shares of common stock to various officers, directors and significant shareholders as a bonus for past services and support of the Company and as consideration for future services and support.  The shares were valued at $0.15 per share, which was the market value of the shares on the date of issuance.  Set forth below are the number of shares and the value of the shares issued to each recipient.

Shareholder	No. of Shares	Estimated Value
Paul Parliament	500,000	$75,000
Lewis Georges	500,000	75,000
Christian Quilliam	5,000,000	750,000
New Vision Financial, Ltd.	2,000,000	300,000
Allan Breitkreuz	3,000,000	450,000
Bisell Investments, Inc.	2,000,000	300,000
Denise Quilliam	4,000,000	600,000

Total	17,000,000	$3,150,000

In connection with the Equipment Acquisition, the Company entered into agreements to cancel any outstanding options held by its officers and directors in consideration for $100 payable to each optionholder.  Set forth below are the options that were cancelled:

Pierre Quilliam	1,800,000
Denise Quilliam	1,325,000
Christian Quilliam	1,700000
Thomas C. Ridenour	1,700000
Allan Breitkreuz	1,700000
Pascale Tutt	375,000
Total	8,600,000

In connection with the Equipment Acquisition, the Company entered into employment or consulting agreements with certain officers, which included certain bonus shares issued to the officer.  Set forth below is a summary of the key terms of the employment or consulting agreements and the bonus shares issued to each thereunder:

Consultant	Compensation	Term	Bonus Shares	Value of Bonus Shares

Pascale Quilliam	$150,000/year	5 years	500,000	75,000
Pierre Quilliam	$250,000/year	5 years	-	-
Thomas C. Ridenour	$185,000/year	5 years	3,000,000	450,000
Q-Prompt, Inc.	None	5 years	1,000,000	150,000

Total:			4,500,000	$675,000